Note 10 - Capital Stock	12 Months Ended
Nov. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10.	Capital stock

Authorized, issued and outstanding

(a)
The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2013 the Company has 21,430,611 (2012 – 17,906,937) common shares issued and outstanding, and no preference shares issued and outstanding.

Two officers and directors of IPC owned directly and through their family holding company (“Odidi Holdco”) 5,997,751 (2012 - 6,005,751) common shares or approximately 28% (2012 – 34%) of IPC.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Common shares of the Company are entitled to receive, as and when declared by the board of directors of the Company, dividends in such amounts as shall be determined by the board. The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

(b)
On February 1, 2011, the Company completed a private offering for the sale and issuance of 4,800,000 units of the Company. Each unit consisted of one share of common stock, a five year Series A common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and a two year Series B common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share for gross proceeds of $12,000,000.   The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per whole share.

The holders of Series A and Series B common share purchase warrants and placement agents warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price.

Under U.S. GAAP where the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. Also under U.S. GAAP, warrants with the cashless exercise option satisfying the explicit net settlement criteria are considered a derivative liability.

The Series A, Series B common share purchase warrants and placement agents warrants are denominated in U.S. dollars and IPC’s functional currency is Canadian dollars. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative has been subsequently marked to market through the consolidated statements of operations and comprehensive loss.

The Company incurred financing expenses of $2,357,732, which includes placement agent warrants with a fair value of $229,005 and $655,582 as the cost of the private offering.

The Company determined that the fair value of the warrant liability at issuance to be $12,655,582 based upon a Black-Scholes Options Pricing Model calculation (Note 14). The Company recorded the full value of the derivative as a liability at issuance with an offset to valuation discount. As the fair value of the liability of $12,655,582 exceeded the proceeds of $12,000,000, the excess of the liability over the proceeds amount of $655,582 was considered to be a cost of the private offering, which was included in the financing expenses.

(c)
In March 2012, the Company completed a registered direct common share offering for gross proceeds of $5,000,000. The Company sold an aggregate of 1,818,182 shares to U.S. institutional investors at a price of $2.75 per share. Professional, regulatory and other costs in the amount of $779,271 directly attributable to the common share offering have been recorded as share issuance costs in shareholders’ deficiency.

(d)
In March 2013, the Company completed a registered direct unit offering for gross proceeds of $3,121,800 at a price of $1.72 per unit. The Company sold units comprised of an aggregate of 1,815,000 common shares and warrants to purchase an additional 453,750 common shares. The warrants are exercisable for a term of five years and an exercise price of $2.10 per common share. After placement agent fees and offering expenses, the Company received net proceeds from the offering of approximately $2.7 million. The Company determined the fair value of the warrant liability at issuance to be $407,558 using the Black-Scholes Option Pricing Model (Note 14). The direct costs related to the issuance of the common shares were $389,289 and were recorded as an offset against shareholders’ deficiency and the direct costs related to the issuance of the warrants were $57,531 were recorded in the consolidated statements of operations and comprehensive loss.

(e)
In July 2013, the Company completed an underwritten public offering for gross proceeds of $3,075,000 at a price of $2.05 per unit. The Company sold units comprised of an aggregate of 1,500,000 common shares and warrants to purchase an additional 375,000 common shares. The warrants are exercisable for a term of five years and have an exercise price of $2.55 per common share. After placement agent fees and estimated offering expenses, the Company received net proceeds from the offering of approximately $2.5 million. The Company determined the fair value of the warrant liability at issuance to be $328,350 using the Black-Scholes Option Pricing Model (Note 14). The direct costs related to the issuance of the common shares were $467,989 and were recorded as an offset against shareholders’ deficiency and the direct costs related to the issuance of the warrants were $57,525 were recorded in the consolidated statements of operations and comprehensive loss.

(f)
In November 2013, the Company entered into an equity distribution agreement with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may from time to time sell up to 5,305,484 of the Company’s common shares for up to an aggregate of $16.8 million (or such lesser amount as may be permitted under applicable securities laws and regulations) through at-the-market issuances on the NASDAQ or otherwise.  Under the equity distribution agreement, the Company may at its discretion, from time to time, offer and sell common shares through Roth or directly to Roth for resale.  Sales of common shares through Roth, if any, will be made at such time and at such price as are acceptable to the Company, from time to time, by means of ordinary brokers' transactions on the NASDAQ or otherwise at market prices prevailing at the time of sale or as determined by the Company.  The Company is not required to sell shares under the equity distribution agreement. The Company will pay Roth a commission, or allow a discount, of 2.75% of the gross proceeds that the Company received from any sales of common shares under the equity distribution agreement. The Company has also agreed to reimburse Roth for certain expenses relating to the offering.  The direct costs related to the facility were recorded as deferred offering costs as at November 30, 2013. No sales were made under the equity distribution agreement in the year ended November 30, 2013.